Related Parties Balances and Transactions (Details) - Schedule of Related Party Transactions - Related Party [Member] - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Related Party Transaction [Line Items]
Consulting services	[1]	$ 244	$ 113
CFO fee	[2]	144	72
CTO fee			105
Directors’ fee			17
Shares based compensation	[3]		2,090
Total related party transactions		$ 388	$ 2,397

[1]	Including salary expenses to Company’s CEO and the Company’s CFO. For further details on the consulting agreement with the Company’s CEO, refer to Note 6d.
[2]	Including legal services provided to the Company’s subsidiary by Company’s CFO with respect to an agreement between the Company and its CFO.
[3]	Including share-based compensation expenses of $250 to the Company’s CEO, $1,000 to the Company’sCFO, $500 to the Company’s Chief Technology Officer and Director, $50 to Company’s current director and $290 to Company’s former director, refer to Notes 5d and 6k.